Performance Management	Dec. 31, 2025
BRAMSHILL MULTI-STRATEGY INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the performance of the Fund’s Institutional Class Shares from calendar year to calendar year. The table shows the average annual total returns for each class of the Fund over time and compares these returns to the returns of the Bloomberg Aggregate Bond Index, a broad-based securities market index, and the ICE BofA US Cash Pay High Yield Index, a broad-based measure of market performance that has characteristics relevant to the Fund’s investment strategies. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. From the Fund’s inception on December 31, 2015, through November 30, 2022, the Fund’s portfolio was managed by the Fund’s prior sub-advisor, Braddock Financial LLC.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) — Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Institutional Class Shares
Highest Calendar Quarter Return at NAV	33.84%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(50.49)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2026, was 1.10%.

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	33.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(50.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
Institutional Class – Return Before Taxes	8.63%	4.37%	1.17%
Institutional Class – Return After Taxes on Distributions*	5.03%	1.84%	(0.97)%
Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares*	5.03%	2.21%	0.00%
Class A Shares – Return Before Taxes	3.92%	3.19%	0.32%
Class C Shares – Return Before Taxes	6.74%	3.33%	0.16%
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
ICE BofA US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	8.63%	4.53%	6.45%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.libertystreetfunds.com
Performance Availability Phone [Text]	1-800-207-7108
GRAMERCY EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The table shows the average annual total returns for Institutional Class Shares and Class A Shares of the Fund over time and compares these returns to the returns of the Bloomberg Aggregate Bond Index, a broad-based securities market index, and the JP Morgan EM Blend Equal Weighted Index, a broad-based measure of market performance that has characteristics relevant to the Fund’s investment strategies. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108.

Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The table shows the average annual total returns for Institutional Class Shares and Class A Shares of the Fund over time and compares these returns to the returns of the Bloomberg Aggregate Bond Index, a broad-based securities market index
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) — Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Institutional Class Shares
Highest Calendar Quarter Return at NAV	4.68%	Quarter Ended 09/30/2025
Lowest Calendar Quarter Return at NAV	2.03%	Quarter Ended 12/31/2025

The year-to-date return for the Fund as of March 31, 2026, was (1.82)%.

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	4.68%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	2.03%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2025)	1 Year	Since Inception (April 1, 2024)
Institutional Class – Return Before Taxes	13.08%	9.23%
Institutional Class – Return After Taxes on Distributions*	11.40%	7.07%
Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares*	8.74%	6.44%
Class A Shares – Return Before Taxes	7.96%	6.25%
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	5.77%
JP Morgan EM Blend Equal Weighted Index (reflects no deduction for fees, expenses or taxes)	14.05%	9.88%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.libertystreetfunds.com
Performance Availability Phone [Text]	1-800-207-7108
ROBINSON OPPORTUNISTIC INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Global Aggregate Credit Index. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at (800) 207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Global Aggregate Credit Index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) — Institutional Class Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]
Institutional Class Shares
Highest Calendar Quarter Return at NAV	8.53%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(22.17)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2026, was (1.47)%.

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	8.53%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(22.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
Institutional Class – Return Before Taxes	7.56%	7.80%	6.49%
Institutional Class – Return After Taxes on Distributions*	4.88%	6.09%	4.21%
Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares*	4.60%	5.36%	4.05%
Class A Shares – Return Before Taxes	2.60%	6.60%	5.60%
Class C Shares – Return Before Taxes	5.40%	6.71%	5.42%
Bloomberg Global Aggregate Credit Index (Reflects No Deductions for Fees, Expenses or Taxes)	10.46%	(0.47)%	2.67%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees, Expenses or Taxes
Performance Availability Website Address [Text]	www.libertystreetfunds.com
Performance Availability Phone [Text]	(800) 207-7108
ROBINSON TAX ADVANTAGED INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Municipal Bond Index and the Bloomberg Short-Intermediate 1-10 Years Municipal Bond Index. The Bloomberg U.S. Municipal Bond Index has been included as the broad-based securities market index in order to satisfy regulatory requirements. The Fund also compares its performance with the returns of Bloomberg Short-Intermediate 1-10 Years Municipal Bond Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at (800) 207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Municipal Bond Index and the Bloomberg Short-Intermediate 1-10 Years Municipal Bond Index. The Bloomberg U.S. Municipal Bond Index has been included as the broad-based securities market index in order to satisfy regulatory requirements. The Fund also compares its performance with the returns of Bloomberg Short-Intermediate 1-10 Years Municipal Bond Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) — Institutional Class Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	The year-to-date return for the Fund as of March 31, 2026, was (0.21)%.
Bar Chart Closing [Text Block]
Institutional Class Shares
Highest Calendar Quarter Return at NAV	10.89%	Quarter Ended 12/31/2023
Lowest Calendar Quarter Return at NAV	(11.47)%	Quarter Ended 03/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	10.89%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(11.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
Institutional Class – Return Before Taxes	3.84%	3.19%	2.94%
Institutional Class – Return After Taxes on Distributions*	3.84%	2.78%	2.68%
Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares*	3.53%	2.96%	2.90%
Class A Shares – Return Before Taxes	(0.24)%	2.12%	2.08%
Class C Shares – Return Before Taxes	1.79%	2.15%	1.92%
Bloomberg U.S. Municipal Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)	4.25%	0.80%	2.34%
Bloomberg Short-Intermediate 1-10 Years Municipal Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)	5.01%	1.22%	1.98%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees, Expenses or Taxes
Performance Availability Website Address [Text]	www.libertystreetfunds.com
Performance Availability Phone [Text]	(800) 207-7108